Intangible assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
A breakdown of software cost, accumulated amortization, additions, sales and disposals of intangible assets is as follows:

Costs:	2025	2024	2023
Balance as of January 1	14,163	12,041	10,856
Additions and reclassifications	9,059	2,122	1,335
Disposals	—	—	(150)
Balance as of December 31	23,222	14,163	12,041

Accumulated amortization:
Balance as of January 1	10,500	9,436	8,752
Amortization	1,978	1,064	814
Disposals	—	—	(130)
Balance as of December 31	12,478	10,500	9,436

Net carrying amounts	10,744	3,663	2,605
The expenses related to the amortization of intangible assets are recognized as amortization of intangible assets in the consolidated statement of profit or loss.
During the period 2025, an amount of $7.5 million (2024: $1.6 million) was reclassified from Other assets to Intangible assets, corresponding to projects under development that met the capitalization criteria and were therefore capitalized in accordance with the Bank’s accounting policies.